Shareholders' equity, capital distribution and earnings per share - Reconciliation of share buyback programmes (Details) - Share buy-back programme - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Repurchase Program [Line Items]
Share buy-back programme at 1 January	49,486,793	42,619,172
Purchase	76,186,948	63,748,254
Cancellation	(69,406,714)	(56,880,633)
Share buy-back programme at 31 December	56,267,027	49,486,793